Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

34.  Segment Reporting

Historically, there are two segments in the Group, including YY Live and Huya for the years ended December 31, 2018. Starting from the first quarter of 2019, the segment of “YY Live” was renamed as “YY”. The Company completed the acquisition of Bigo in March 2019, which is a separate segment of the Group. Therefore, there are three segments in the Group for the year ended December 31, 2019.

Starting from the second quarter of 2020, the Company deconsolidated Huya and Huya’s historical financial results were reflected in the Company’s consolidated financial statements as discontinued operations accordingly. As a result of the definitive agreements entered into with Baidu on the sale of YY Live, YY Live is represented as discontinued operations. YY segment is renamed as “All other” segment and has been recast to exclude the financial numbers of YY Live.

Therefore, there are only one operating segment in the Group for the year ended December 31, 2018, and two segments, including “Bigo” and “All other” for the years ended December 31, 2019 and 2020. As a result, no segment report was presented for the year ended December 31, 2018.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

34.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2020:

	Bigo	All other	Elimination(1)	Total
	RMB	RMB	RMB	RMB

Net revenues
Live streaming	11,447,221	1,077,604	—	12,524,825
Others	507,062	199,058	—	706,120

Total net revenues	11,954,283	1,276,662	—	13,230,945

Cost of revenues(2)	(8,330,271)	(1,179,318)	—	(9,509,589)

Gross profit	3,624,012	97,344	—	3,721,356
Operating expenses(2)
Research and development expenses	(1,343,893)	(752,903)	—	(2,096,796)
Sales and marketing expenses	(3,078,226)	(406,588)	—	(3,484,814)
General and administrative expenses	(593,237)	(423,307)	—	(1,016,544)

Total operating expenses	(5,015,356)	(1,582,798)	—	(6,598,154)

Other income	24,848	31,263	—	56,111

Operating loss	(1,366,496)	(1,454,191)	—	(2,820,687)

Interest expense	(54,632)	(500,753)	33,370	(522,015)
Interest income and investment income	1,058	646,326	(33,370)	614,014
Foreign currency exchange losses, net	(115,915)	(2,944)	—	(118,859)
Gain on disposal and deemed disposal of investments	—	1,897,128	—	1,897,128
Gain on fair value changes of investment	—	1,127,714	—	1,127,714
Fair value change on derivatives	(1,841)	(40,479)	—	(42,320)
Other non-operating expenses	(6,257)	(11,000)	—	(17,257)

(Loss) income before income tax expenses	(1,544,083)	1,661,801	—	117,718

Income tax benefits (expenses)	64,382	(256,719)	—	(192,337)

(Loss) income before share of loss in equity method investments, net of income taxes	(1,479,701)	1,405,082	—	(74,619)

Share of loss in equity method investments, net of income taxes	—	(51,759)	—	(51,759)

Net (loss) income from continuing operations	(1,479,701)	1,353,323	—	(126,378)
(1)	The elimination mainly consists of interest income and interest expenses generated from the loan between Bigo and all other segments.
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	Bigo	All other	Total
	RMB	RMB	RMB

Cost of revenues	28,280	11,630	39,910
Research and development expenses	233,928	61,361	295,289
Sales and marketing expenses	4,855	4,163	9,018
General and administrative expense	230,516	61,243	291,759

34.  Segment Reporting (continued)

(a)The following table presents summary information by segment: (continued)

For the year ended December 31, 2019:

	Bigo	All other	Elimination (1)	Total
	RMB	RMB	RMB	RMB

Net revenues
Live streaming	4,561,760	769,030	—	5,330,790
Others	406,556	501,963	—	908,519

Total net revenues	4,968,316	1,270,993	—	6,239,309

Cost of revenues(2)	(3,508,480)	(1,044,178)	—	(4,552,658)

Gross profit	1,459,836	226,815	—	1,686,651

Operating expenses(2)
Research and development expenses	(979,153)	(654,515)	—	(1,633,668)
Sales and marketing expenses	(2,058,805)	(735,919)	—	(2,794,724)
General and administrative expenses	(331,461)	(606,758)	—	(938,219)

Total operating expenses	(3,369,419)	(1,997,192)	—	(5,366,611)

Gain on disposal of business	—	82,699	—	82,699
Other income	9,581	29,725	—	39,306

Operating loss	(1,900,002)	(1,657,953)	—	(3,557,955)

Interest expense	(31,956)	(265,513)	30,952	(266,517)
Interest income and investment income	2,684	454,899	(30,952)	426,631
Foreign currency exchange gains (losses), net	13,208	(4,569)	—	8,639
Gain on fair value changes of investment	—	2,679,312	—	2,679,312
Fair value change on derivatives	—	(16,011)	—	(16,011)

(Loss) income before income tax expenses	(1,916,066)	1,190,165	—	(725,901)

Income tax benefits	136,937	4,171	—	141,108

(Loss) income before share of income in equity method investments, net of income taxes	(1,779,129)	1,194,336	—	(584,793)

Share of income in equity method investments, net of income taxes	—	41,315	—	41,315

Net (loss) income from continuing operations	(1,779,129)	1,235,651	—	(543,478)
(1)	The elimination mainly consists of interest income and interest expenses generated from the loan between Bigo and all other segments.
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	Bigo	All other	Total
	RMB	RMB	RMB

Cost of revenues	28,250	12,756	41,006
Research and development expenses	300,297	62,144	362,441
Sales and marketing expenses	4,256	744	5,000
General and administrative expense	32,462	85,167	117,629

34.  Segment Reporting (continued)

(b)	The following tables set forth revenues and property and equipment for the Company’s geographic operations:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues:
PRC	827,717	2,052,372	2,505,034
Developed countries	—	1,437,030	4,211,648
Middle East	—	1,267,592	3,293,244
Southeast Asia and others	1,759	1,482,315	3,221,019

Developed countries mainly included the United States of America, Great Britain, Japan, South Korea and Australia, Middle East mainly included Saudi Arabia and other countries located in the region, and Southeast Asia and others mainly included countries located in Southeast Asia and India.

	As of December 31,
	2019	2020
	RMB	RMB
Property and equipment, net:
PRC	1,321,640	1,607,248
Non- PRC	757,444	1,013,549